Leases - Summary of Right-of-Use Assets and Lease Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Non-current assets:
Right-of-use assets from operating leases	$ 5,047,490	$ 14,040,342
Liabilities:
Operating lease liabilities, current portion	4,889,539	9,286,602
Operating lease liabilities, non-current portion	179,593	4,753,740
Office Leases
Non-current assets:
Right-of-use assets from operating leases	412,828	394,401
Liabilities:
Operating lease liabilities, current portion	254,877	275,322
Operating lease liabilities, non-current portion	179,593	119,079
Vessel Lease
Non-current assets:
Right-of-use assets from operating leases	4,634,662	13,645,941
Liabilities:
Operating lease liabilities, current portion	$ 4,634,662	9,011,280
Operating lease liabilities, non-current portion		$ 4,634,661